Insurance service expenses and other expenditure - Outstanding options and awards (Details) EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2023 EquityInstruments Options £ / shares	Dec. 31, 2022 Options EquityInstruments £ / shares	Dec. 31, 2021 Options EquityInstruments £ / shares
Number of awards
Weighted average share price	£ 10.46	£ 10.33	£ 14.31
SAYE options
Number of options
Balance at beginning of year | Options	1,858,292	2,000,000.0	2,300,000
Granted | Options	400,000	500,000	400,000
Modification | Options			100,000
Exercised | Options	(300,000)	(300,000)	(700,000)
Cancelled | Options	(300,000)	(300,000)	(100,000)
Balance at end of year | Options	1,671,215	1,858,292	2,000,000.0
Options immediately exercisable at end of year | Options	200,000	300,000	200,000
Weighted average exercise price
Balance at beginning of year	£ 10.43	£ 11.61	£ 11.9
Granted	7.8	7.4	11.9
Modification			11.8
Exercised	11.6	11.2	12.6
Forfeited	7.8	10.8	11.1
Cancelled	12.0	12.7	11.5
Lapsed/Expired	10.4	13.0	12.9
Balance at end of year	9.50	10.43	11.61
Options immediately exercisable at end of year	£ 10.82	£ 12.48	£ 12.26
Incentive plans
Number of awards
Balance at beginning of year | EquityInstruments	21.0	24.6	40.6
Granted | EquityInstruments	6.3	6.5	5.2
Modification | EquityInstruments			0.7
Exercised | EquityInstruments	(10.1)	(7.2)	(8.6)
Forfeited | EquityInstruments	(1.7)	(1.1)	(3.1)
Cancelled | EquityInstruments	(0.1)	(0.1)	(0.1)
Lapsed/Expired | EquityInstruments	(1.1)	(1.7)	(0.6)
Jackson awards derecognised on demerger | EquityInstruments			(9.5)
Balance at end of year | EquityInstruments	14.3	21.0	24.6